OPERATING SEGMENT INFORMATION - Segment Assets (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Total Assets	€ 4,129	€ 4,184
Deferred tax assets	193	185
Cash and cash equivalents	439	184	€ 164	€ 269
Segment revenue
Disclosure of operating segments [line items]
Total Assets	3,440	3,786
Segment revenue | P&ARP
Disclosure of operating segments [line items]
Total Assets	1,733	1,951
Segment revenue | A&T
Disclosure of operating segments [line items]
Total Assets	765	856
Segment revenue | AS&I
Disclosure of operating segments [line items]
Total Assets	668	703
Segment revenue | H&C
Disclosure of operating segments [line items]
Total Assets	274	276
Unallocated
Disclosure of operating segments [line items]
Deferred tax assets	193	185
Cash and cash equivalents	439	184
Other financial assets	€ 57	€ 29